CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating:
Net earnings (loss)	$ 442.2	$ (109.1)
Adjustments to reconcile net earnings (loss) to net cash provided from (used in) operating activities:
Depreciation, depletion and amortization	819.4	855.0
Gain on disposition of associate and other interests - net	(55.2)
Impairment, net of reversals	(75.5)	139.6
Equity in losses (earnings) of associate and joint ventures	1.3	1.2
Share-based compensation expense	13.6	13.5
Finance expense	117.8	134.6
Deferred tax expense (recovery)	(76.4)	(149.7)
Foreign exchange losses (gains) and other	(31.9)	14.4
Reclamation expense	11.4	27.2
Changes in operating assets and liabilities:
Accounts receivable and other assets	108.6	(21.2)
Inventories	(86.7)	79.5
Accounts payable and accrued liabilities	(48.5)	239.9
Cash flow provided from (used in) operating activities	1,140.1	1,224.9
Income taxes paid	(188.5)	(125.7)
Net cash flow provided from (used in) operating activities	951.6	1,099.2
Investing:
Additions to property, plant and equipment	(897.6)	(633.8)
Business acquisition		(588.0)
Net additions to long-term investments and other assets	(73.8)	(59.8)
Net proceeds from the sale of property, plant and equipment	8.5	9.1
Net proceeds from disposition of associate and other interests	269.6
Increase in restricted cash	(0.5)	(1.1)
Interest received and other	6.6	3.5
Net cash flow used in investing activities	(687.2)	(1,270.1)
Financing:
Issuance of common shares on exercise of options	0.8	2.8
Net proceeds from issuance of equity		275.7
Net proceeds from issuance of debt	494.7	175.0
Repayment of debt	(500.0)	(425.0)
Interest paid	(62.9)	(73.5)
Other	(1.6)	(3.3)
Net cash flow provided from (used in) financing activities	(69.0)	(48.3)
Effect of exchange rate changes on cash and cash equivalents	3.4	2.3
Increase (decrease) in cash and cash equivalents	198.8	(216.9)
Cash and cash equivalents, beginning of period	827.0	1,043.9
Cash and cash equivalents, end of period	$ 1,025.8	$ 827.0